Note 23. Segmented Information (Detail) - Segment Results for Continuing Operations: (USD $) In Thousands, unless otherwise specified	12 Months Ended						36 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2012
Revenues	$ 244,840		$ 274,027		$ 221,968
Direct cost of revenues	110,992		126,076		104,677
Selling, general and administration(a)	54,428		52,935		91,079
Other expense (income), net(b)	5,572		10,240		22,371
Segment earnings (loss)	73,848		84,776		3,841
Depreciation and amortization	17,080		22,375		28,514
Restructuring charges, net	1,781		1,592		62,531		65,904
Restructuring recovery, net	1,781
AECL arbitration and legal costs	5,576		12,172		9,207
(Gain) loss on sale of investments			(1,691)		1,054
Impairment of long-lived assets					1,632
Litigation accruals (Note 25)	24,058
Loss on Celerion note receivable	2,411
Internal investigation costs (Note 24)	9,827
Change in fair value of embedded derivatives	12,020	[1]	(2,649)	[1]	(13,050)	[1]
Operating income (loss) from continuing operations	1,095		52,977		(86,047)
Targeted Therapies [Member]
Revenues	48,451		42,576		29,040
Direct cost of revenues	13,726		12,590		6,556
Selling, general and administration(a)	16,565		14,067		10,692
Other expense (income), net(b)	4,082		3,267		2,730
Segment earnings (loss)	14,078		12,652		9,062
Depreciation and amortization	1,609		1,480		1,160
Specialty Isotopes - Sterilization Technologies [Member]
Revenues	95,434		108,662		103,556
Direct cost of revenues	42,284		47,308		41,642
Selling, general and administration(a)	13,766		15,007		14,447
Other expense (income), net(b)	347		207		13
Segment earnings (loss)	39,037		46,140		47,454
Depreciation and amortization	4,850		6,719		5,156
Specialty Isotopes - Medical Isotopes [Member]
Revenues	100,955		122,789		89,372
Direct cost of revenues	54,982		66,178		56,479
Selling, general and administration(a)	14,189		16,055		17,702
Other expense (income), net(b)	2,345		2,214		1,757
Segment earnings (loss)	29,439		38,342		13,434
Depreciation and amortization	10,621		14,138		10,231
Corporate and Other [Member]
Selling, general and administration(a)	9,908		7,806		48,238
Other expense (income), net(b)	(1,202)		4,552		17,871
Segment earnings (loss)	(8,706)		(12,358)		(66,109)
Depreciation and amortization			$ 38		$ 11,967

[1]	Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.